17010698

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

AUG 23 2017

Washington, DC 20549

CERT NAS

File No. 001-38185

*By Electronic Mail*

August 23, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated August 10, 2017, we advised you that The Nasdaq Stock Market (the "Exchange") had received a Form 8-A from Pressure BioSciences, Inc. for registration of its common stock and common stock purchase warrants and the Exchange had approved the securities for listing and registration upon official notice of issuance.

Since then, we have been advised that the company has determined not to proceed with the listing at this time. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery